Long-Term Debt Long Term Debt 2 (Details) (USD $) In Millions, unless otherwise specified												0 Months Ended			1 Months Ended					12 Months Ended				0 Months Ended
	Apr. 04, 2007	Jul. 24, 2012 Total Extended Term Loans [Member]	Dec. 31, 2012 Extended Term Loans [Member]	Jul. 24, 2012 Extended Term Loans [Member]	Dec. 31, 2011 Extended Term Loans [Member]	Dec. 31, 2012 Non-Extended Term Loans [Member]	Jul. 24, 2012 Non-Extended Term Loans [Member]	Dec. 31, 2011 Non-Extended Term Loans [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 1,900.0 Senior Secured Credit Facilities [Member]	Dec. 31, 2011 1,900.0 Senior Secured Credit Facilities [Member]	Jul. 24, 2012 Secured Debt [Member] Extended Term Loans [Member]	Dec. 31, 2012 Secured Debt [Member] Extended Term Loans [Member]	Apr. 04, 2007 Secured Debt [Member] Extended Term Loans [Member]	Mar. 31, 2012 Secured Debt [Member] Loans Payable [Member]	Mar. 31, 2011 Secured Debt [Member] Loans Payable [Member]	Apr. 04, 2007 Secured Debt [Member] Loans Payable [Member]	Dec. 31, 2012 Secured Debt [Member] Non-Extended Term Loans [Member]	Apr. 04, 2007 Secured Debt [Member] Non-Extended Term Loans [Member]	Dec. 31, 2012 Secured Debt [Member] Revolving Credit Facility [Member]	Apr. 04, 2007 Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Secured Debt [Member] Letter of Credit [Member]	Apr. 04, 2007 Secured Debt [Member] Letter of Credit [Member]	Apr. 04, 2007 Secured Debt [Member] 1,900.0 Senior Secured Credit Facilities [Member]	Apr. 04, 2007 Secured Debt [Member] RevolvingCreditSubFacilityMember [Member]	Jul. 24, 2012 Prime Rate of Credit Suisse [Member] [Member] Option 1 Rate Per Annum equal to the higher of [Member] Secured Debt [Member] Extended Term Loans [Member]	Apr. 04, 2007 Prime Rate of Credit Suisse [Member] [Member] Option 1 Rate Per Annum equal to the higher of [Member] Secured Debt [Member] Non-Extended Term Loans [Member]	Jul. 24, 2012 Federal Funds Rate Plus 0.5% [Member] Option 1 Rate Per Annum equal to the higher of [Member] Secured Debt [Member] Extended Term Loans [Member]	Apr. 04, 2007 Federal Funds Rate Plus 0.5% [Member] Option 1 Rate Per Annum equal to the higher of [Member] Secured Debt [Member] Non-Extended Term Loans [Member]	Jul. 24, 2012 Reserve Adjusted LIBOR Interest Rate [Member] Option 2 Rate Per Annum equal to [Member] Secured Debt [Member] Extended Term Loans [Member]	Apr. 04, 2007 Reserve Adjusted LIBOR Interest Rate [Member] Option 2 Rate Per Annum equal to [Member] Secured Debt [Member] Non-Extended Term Loans [Member]
Debt Instrument [Line Items]
Secured Debt		$ 973.0	$ 677.4	$ 692.8	$ 0	$ 728.6	$ 729.0	$ 1,719.0	$ 0	$ 1,406.0	$ 1,719.0
Springing maturity date expressed in number of days prior to the maturity date of 2015 Senior Notes												90 days
Repayments of Long-term Debt												280.2
Annual Repayment of a Loan Expressed as a Percentage of the Original Principal Amount														10.00%					1.00%
Debt Instrument, Interest Rate at Period End													5.50%					2.70%
Fixed Percentage added to Federal Funds Rate prior to Applicable Margin Percentage																												0.50%	0.50%
Applicable Margin Percentage Added to Interest Rate Index to determine Interest Rate																										4.25%	1.50%	4.25%	1.50%	5.25%	2.50%
OriginalLoanPrincipalAmount																	1,800.0
Line of Credit Facility, Maximum Borrowing Capacity																					100.0		60.0		30.0
Debt Instrument, Unused Borrowing Capacity, Amount																				92.2
Letters of Credit Outstanding, Amount																						7.8
AggregatePrincipalAmountOfIncrementalIndebtednessPermittedUnderCertainCircumstances																								250.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																				0.50%
Debt, Weighted Average Interest Rate																						2.51%
Percent of Outstanding Voting Stock	65.00%
Percentage Of Excess Cash Flow As Defined In The Credit Agreement																								50.00%
Percentage Of The Net Proceeds Of Certain Issuances, Offerings Or Placements Of Debt Obligations																								100.00%
Excess Cash Flow Prepayment of LTD															$ 12.5	$ 3.5
Percentage of Outstanding principal Amount to Prepay if Change of Control Occurs																								101.00%
Percentage of Principal Amount to be prepaid with proceeds of certain asset sales																								100.00%